Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Ordinary shares	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total Happiness Biotech Group Limited Shareholders’ Equity	Non-controlling interests	Total
Balance at Mar. 31, 2019	$ 11,500	$ 5,702,663	$ 2,064,096	$ 53,935,169	$ (797,781)	$ 60,915,647		$ 60,915,647
Balance, shares at Mar. 31, 2019	23,000,000
Net income				8,423,297		8,423,297		8,423,297
Foreign currency translation adjustment					(3,099,751)	(3,099,751)		(3,099,751)
Balance at Sep. 30, 2019	$ 11,500	5,702,663	2,064,096	62,358,466	(3,897,532)	66,239,193		66,239,193
Balance, shares at Sep. 30, 2019	23,000,000
Balance at Mar. 31, 2020	$ 12,500	15,044,002	2,064,096	66,623,204	(4,153,813)	79,589,989		79,589,989
Balance, shares at Mar. 31, 2020	25,000,000
Ordinary shares issue for cash	$ 450	2,227,427				2,227,877		2,227,877
Ordinary shares issue for cash, shares	900,000
Contribution by noncontrolling interest shareholders							36,174	36,174
Net income				3,184,303		3,184,303	1,812	3,186,115
Dividend				(375,000)		(375,000)		(375,000)
Foreign currency translation adjustment					3,009,991	3,009,991	5,166	3,015,157
Balance at Sep. 30, 2020	$ 12,950	$ 17,271,429	$ 2,064,096	$ 69,432,507	$ (1,143,822)	$ 87,637,160	$ 43,152	$ 87,637,160
Balance, shares at Sep. 30, 2020	25,900,000